Schedule of Cost Allocations From Parent (Details) - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Related Party Transaction [Line Items]
Cost of revenues	$ 17,716	$ 23,342	$ 65,618	$ 91,359	$ 115,308	$ 41,687
Total costs and expenses	(28,676)	(38,069)	(78,127)	(113,248)	(139,707)	(94,443)
Parent [Member]
Related Party Transaction [Line Items]
Cost of revenues	246	706	854	2,181	2,772	1,891
Selling, general and administrative				(1,894)	(1,894)	9,734
Total costs and expenses	$ 246	$ 706	$ 854	$ 287	$ 878	$ 11,625